REVENUE	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUE

NOTE 5 – REVENUE

The following table is a summary of the Company’s timing of revenue recognition for the years ended December 31, 2024 and 2023:

	Years Ended
	2024	2023
Services and products transferred at a point in time	$49,466	$788,179
Services and products transferred over time	77,370	1,232,792
Total revenue	$126,836	$2,020,971

The Company disaggregates revenue by source and geographic destination to depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

Revenue by source consisted of the following for the years ended December 31, 2024 and 2023:

	Years Ended
	2024	2023
Products	$0	329,400
Services	126,836	1,691,571
Total revenue	$126,836	$2,020,971

Revenue by geographic destination consisted of the following for the for the years ended December 31, 2024 and 2023:

	Years Ended
	2024	2023
North America	$–	$437,536
United Kingdom	126,836	1,583,435
Rest of world	–	–
Total revenue	$126,836	$2,020,971

Contracts

Contract revenue is recognized over time using the cost-to-cost measure of progress for fixed price contracts. The cost-to-cost measure of progress best depicts the continuous transfer of control of goods or services to the customer. The contractual terms provide that the customer compensates the Company for services rendered.

Contract costs include all direct materials, labor and subcontracted costs, as well as indirect costs related to contract performance, such as indirect labor, supplies, tools, repairs and the costs of capital equipment. The cost estimation and review process for recognizing revenue over time under the cost-to- cost method is based on the professional knowledge and experience of the Company’s project managers, engineers and financial professionals. Management reviews estimates of total contract transaction price and total project costs on an ongoing basis. Changes in job performance, job conditions and management’s assessment of expected variable consideration are factors that influence estimates of the total contract transaction price, total costs to complete those contracts and profit recognition. Changes in these factors could result in revisions to revenue and costs of revenue in the period in which the revisions are determined on a prospective basis, which could materially affect the Company’s consolidated results of operations for that period. Provisions for losses on uncompleted contracts are recorded in the period in which such losses are determined.

Performance Obligations

A performance obligation is a contractual promise to transfer a distinct good or service to the customer and is the unit of account under Accounting Standards Codification (“ASC”) Topic 606. The transaction price of a contract is allocated to distinct performance obligations and recognized as revenue when or as the performance obligations are satisfied. The Company’s contracts often require significant integrated services and, even when delivering multiple distinct services, are generally accounted for as a single performance obligation. Contract amendments and change orders are generally not distinct from the existing contract due to the significant integrated service provided in the context of the contract and are accounted for as a modification of the existing contract and performance obligation. The majority of the Company’s performance obligations are completed within one year.

When more than one contract is entered into with a customer on or close to the same date, the Company evaluates whether those contracts should be combined and accounted for as a single contract as well as whether those contracts should be accounted for as more than one performance obligation. This evaluation requires significant judgment and is based on the facts and circumstances of the various contracts, which could change the amount of revenue and profit recognition in a given period depending upon the outcome of the evaluation.

As of December 31, 2024, the Company had backlog of approximately $0. During the year ended December 31, 2023, there was approximately $0 in revenue recognized pertaining to any backlog.

Contract Assets and Liabilities

The Company bill its customers based on contractual terms, including, milestone billings based on the completion of certain phases of the work. Sometimes, billing occurs after revenue recognition, resulting in unbilled revenue, which is accounted for as a contract asset. Sometimes the Company receives advances payments from our customers before revenue is recognized, resulting in deferred revenue, which is accounted for as a contract liability.

Contract assets in the consolidated balance sheets represents costs and estimated earnings in excess of billings, which arise when revenue has been recorded but the amount has not been billed.

Contract assets and liabilities on December 31, 2023 are $0 upon the deconsolidation related to the Optilan liquidation. The following table is a summary of the Company’s activity of contract liabilities related to contracts with customers.

Total
Balance at December 31, 2021	$6,019,371
Additions through advance billings to or payments from vendors	3,710,528
Revenue recognized from current period advance billings to or payments from vendors	(7,514,687)
Balance at December 31, 2022	2,215,212
Deconsolidation	(2,215,212)
Balance at December 31, 2023	$–

Variable Consideration

Transaction pricing for the Company’s contracts may include variable consideration, such as unapproved change orders, claims, incentives and liquidated damages. Management estimates variable consideration for a performance obligation utilizing estimation methods that best predict the amount of consideration to which the Company will be entitled. Variable consideration is included in the estimated transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. Management’s estimates of variable consideration and determination of whether to include estimated amounts in transaction price are based on past practices with the customer, specific discussions, correspondence or preliminary negotiations with the customer, legal evaluations and all other relevant information that is reasonably available. The effect of a change in variable consideration on the transaction price of a performance obligation is typically recognized as an adjustment to revenue on a cumulative catch-up basis. To the extent unapproved change orders, claims and liquidated damages reflected in transaction price are not resolved in the Company’s favor, or to the extent incentives reflected in transaction price are not earned, there could be reductions in, or reversals of, previously recognized revenue.